Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.90%
Communication services: 12.05%
Entertainment: 6.22%
Live Nation Entertainment, Inc.†	3,774	$616,672
Netflix, Inc.†	1,123	1,346,387
Roblox Corp. Class A†	5,453	755,350
Spotify Technology SA†	1,140	795,720
TKO Group Holdings, Inc. Class A	4,919	993,441
		4,507,570
Interactive media & services: 5.83%
Meta Platforms, Inc. Class A	5,753	4,224,888
Consumer discretionary: 15.54%
Broadline retail: 5.45%
Amazon.com, Inc.†	14,285	3,136,558
MercadoLibre, Inc.†	349	815,592
		3,952,150
Diversified consumer services: 0.75%
Adtalem Global Education, Inc.†	3,534	545,826
Hotels, restaurants & leisure: 4.96%
Booking Holdings, Inc.	224	1,209,437
DoorDash, Inc. Class A†	5,477	1,489,689
Royal Caribbean Cruises Ltd.	2,760	893,081
		3,592,207
Household durables: 1.48%
Sony Group Corp. ADR	37,129	1,068,944
Specialty retail: 2.90%
Carvana Co. Class A†	1,491	562,465
Chewy, Inc. Class A†	13,691	553,801
O’Reilly Automotive, Inc.†	9,160	987,539
		2,103,805
Financials: 10.55%
Capital markets: 4.34%
Coinbase Global, Inc. Class A†	2,415	815,038
KKR & Co., Inc.	6,424	834,799
LPL Financial Holdings, Inc.	1,528	508,350
Robinhood Markets, Inc. Class A†	6,921	990,949
		3,149,136
Financial services: 4.93%
Affirm Holdings, Inc.†	6,076	444,034
Equitable Holdings, Inc.	11,368	577,267
Mastercard, Inc. Class A	2,669	1,518,154
Sony Financial Group, Inc.♦†	7,425	27,472
See accompanying notes to portfolio of investments
Allspring VT Discovery All Cap Growth Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Financial services(continued)
Toast, Inc. Class A†	7,795	$284,595
Visa, Inc. Class A	2,107	719,288
		3,570,810
Insurance: 1.28%
Progressive Corp.	3,767	930,261
Health care: 9.23%
Biotechnology: 2.76%
Alnylam Pharmaceuticals, Inc.†	1,531	698,136
Argenx SE ADR†	1,062	783,288
Natera, Inc.†	3,238	521,221
		2,002,645
Health care equipment & supplies: 1.96%
Boston Scientific Corp.†	9,158	894,095
Penumbra, Inc.†	2,068	523,866
		1,417,961
Health care providers & services: 2.36%
Cencora, Inc.	2,917	911,650
RadNet, Inc.†	10,489	799,367
		1,711,017
Pharmaceuticals: 2.15%
Eli Lilly & Co.	2,040	1,556,520
Industrials: 10.18%
Aerospace & defense: 3.71%
Curtiss-Wright Corp.	1,567	850,787
General Electric Co.	3,791	1,140,409
Kratos Defense & Security Solutions, Inc.†	7,622	696,422
		2,687,618
Building products: 1.13%
Johnson Controls International PLC	7,476	821,986
Commercial services & supplies: 0.90%
Waste Connections, Inc.	3,718	653,624
Construction & engineering: 2.77%
EMCOR Group, Inc.	1,698	1,102,919
Quanta Services, Inc.	2,180	903,436
		2,006,355
Machinery: 0.48%
Symbotic, Inc. Class A†	6,469	348,679
Professional services: 1.19%
UL Solutions, Inc. Class A	12,165	862,012
See accompanying notes to portfolio of investments
2 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Information technology: 39.20%
Communications equipment: 2.65%
Arista Networks, Inc.†	9,718	$1,416,010
Motorola Solutions, Inc.	1,113	508,964
		1,924,974
IT services: 2.75%
Cloudflare, Inc. Class A†	2,695	578,320
Shopify, Inc. Class A†	5,972	887,499
Snowflake, Inc.†	2,343	528,464
		1,994,283
Semiconductors & semiconductor equipment: 16.69%
Astera Labs, Inc.†	3,037	594,644
Broadcom, Inc.	10,537	3,476,262
Monolithic Power Systems, Inc.	1,059	974,958
NVIDIA Corp.	31,661	5,907,309
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,109	1,147,603
		12,100,776
Software: 17.11%
AppLovin Corp. Class A†	1,991	1,430,613
Cadence Design Systems, Inc.†	1,948	684,254
Commvault Systems, Inc.†	3,074	580,310
Microsoft Corp.	11,710	6,065,194
Oracle Corp.	6,548	1,841,560
ServiceNow, Inc.†	1,231	1,132,865
Varonis Systems, Inc. Class B†	11,603	666,824
		12,401,620
Materials: 2.24%
Construction materials: 1.22%
Vulcan Materials Co.	2,871	883,177
Metals & mining: 1.02%
Carpenter Technology Corp.	3,016	740,549
Utilities: 0.91%
Independent power and renewable electricity producers: 0.91%
Talen Energy Corp.†	1,558	662,742
Total common stocks (Cost $42,799,894)		72,422,135
See accompanying notes to portfolio of investments
Allspring VT Discovery All Cap Growth Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.22%
Investment companies: 0.22%
Allspring Government Money Market Fund Select Class♠∞		4.07%	160,200	$160,200
Total short-term investments (Cost $160,200)				160,200
Total investments in securities (Cost $42,960,094)	100.12%			72,582,335
Other assets and liabilities, net	(0.12)			(84,556)
Total net assets	100.00%			$72,497,779

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$760,779	$15,686,623	$(16,287,202)	$0	$0	$160,200	160,200	$25,430
See accompanying notes to portfolio of investments
4 | Allspring VT Discovery All Cap Growth Fund

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Discovery All Cap Growth Fund | 5

Notes to portfolio of investments—September 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,732,458	$0	$0	$8,732,458
Consumer discretionary	11,262,932	0	0	11,262,932
Financials	7,622,735	27,472	0	7,650,207
Health care	6,688,143	0	0	6,688,143
Industrials	7,380,274	0	0	7,380,274
Information technology	28,421,653	0	0	28,421,653
Materials	1,623,726	0	0	1,623,726
Utilities	662,742	0	0	662,742
Short-term investments
Investment companies	160,200	0	0	160,200
Total assets	$72,554,863	$27,472	$0	$72,582,335
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring VT Discovery All Cap Growth Fund